PPTY - U.S. Diversified Real Estate ETF
Schedule of Investments
May 31, 2021 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 99.8%
	Health Care Facilities - 0.3%
5,014	National HealthCare Corporation	$367,075

	Hotels, Resorts & Cruise Lines - 5.1%
5,593	Choice Hotels International, Inc. (a) (b)	676,250
14,568	Extended Stay America, Inc. (a)	287,135
16,434	Hilton Worldwide Holdings, Inc. (b)	2,058,687
9,568	Hyatt Hotels Corporation - Class A (a) (b)	747,069
17,263	Marriott International, Inc. (b)	2,478,622
10,429	Wyndham Hotels & Resorts, Inc.	782,801
		7,030,564

	Diversified REITs - 10.5%
14,206	Alexander & Baldwin, Inc.	272,897
58,343	American Assets Trust, Inc.	2,132,436
65,514	Armada Hoffler Properties, Inc.	869,371
10,625	Empire State Realty Trust, Inc.	125,694
39,149	Essential Properties Realty Trust, Inc.	1,002,214
12,454	PS Business Parks, Inc.	1,929,872
127,969	VEREIT, Inc.	6,087,485
37,701	Washington Real Estate Investment Trust	891,629
15,258	WP Carey, Inc.	1,151,216
		14,462,814

	Health Care REITs - 6.8%
17,359	CareTrust REIT, Inc.	404,118
7,321	Community Healthcare Trust, Inc.	346,137
16,663	Healthcare Realty Trust, Inc.	505,555
22,729	Healthcare Trust of America, Inc. (a)	623,002
38,848	Healthpeak Properties, Inc. (a)	1,296,746
9,466	LTC Properties, Inc.	370,878
21,941	Medical Properties Trust, Inc.	464,491
7,064	National Health Investors, Inc.	465,588
18,493	Omega Healthcare Investors, Inc.	677,214
27,817	Physicians Realty Trust (a)	504,322
10,251	Sabra Health Care REIT, Inc.	179,085
23,135	Ventas, Inc.	1,282,836
29,380	Welltower, Inc.	2,196,742
		9,316,714
	Hotel & Resort REITs - 2.7%
39,219	Apple Hospitality REIT, Inc.	622,406
51,902	DiamondRock Hospitality Company (b)	502,411
59,659	Host Hotels & Resorts, Inc. (b)	1,024,345
6,095	Pebblebrook Hotel Trust (a)	136,223
8,873	Ryman Hospitality Properties, Inc. (b)	664,676
14,264	Summit Hotel Properties, Inc. (b)	137,077
43,130	Sunstone Hotel Investors, Inc. (b)	541,713
7,970	Xenia Hotels & Resorts, Inc. (a) (b)	154,698
		3,783,549
	Industrial REITs - 12.6%
3,348	Americold Realty Trust	127,291
36,711	Duke Realty Corporation	1,705,593
6,596	EastGroup Properties, Inc.	1,042,696
19,655	First Industrial Realty Trust, Inc.	995,329
2,109	Innovative Industrial Properties, Inc. (a)	380,105
122,534	Lexington Realty Trust (a)	1,516,971
64,724	Monmouth Real Estate Investment Corporation	1,219,400
45,001	Prologis, Inc.	5,302,917
2,120	Rexford Industrial Realty, Inc.	117,088
43,960	STAG Industrial, Inc.	1,569,812
52,818	Terreno Realty Corporation	3,360,281
		17,337,483

	Office REITs - 16.6%
16,091	Alexandria Real Estate Equities, Inc.	2,868,382
21,649	Boston Properties, Inc. (a)	2,545,056
10,609	Brandywine Realty Trust (a)	149,163
8,511	Columbia Property Trust, Inc.	148,857
46,570	Corporate Office Properties Trust	1,285,332
41,820	Cousins Properties, Inc. (a)	1,551,104
38,490	Douglas Emmett, Inc.	1,336,373
142,901	Easterly Government Properties, Inc. (a)	2,962,337
34,864	Equity Commonwealth	956,668
54,596	Highwoods Properties, Inc.	2,493,945
52,621	Hudson Pacific Properties, Inc. (a)	1,525,483
7,551	JBG SMITH Properties	243,218
33,447	Kilroy Realty Corporation	2,348,314
91,151	Piedmont Office Realty Trust, Inc.	1,685,382
8,867	SL Green Realty Corporation (a)	702,444
2,629	Vornado Realty Trust	124,299
		22,926,357
	Residential REITs - 22.3%
14,369	American Campus Communities, Inc.	677,642
101,664	American Homes 4 Rent - Class A (a)	3,870,348
26,556	AvalonBay Communities, Inc.	5,495,500
16,435	Camden Property Trust (a)	2,060,620
16,545	Centerspace	1,177,839
17,517	Equity LifeStyle Properties, Inc.	1,241,255
57,473	Equity Residential (a)	4,451,284
9,172	Essex Property Trust, Inc.	2,708,400
8,759	Independence Realty Trust, Inc.	149,604
39,309	Invitation Homes, Inc.	1,425,737
20,093	Mid-America Apartment Communities, Inc.	3,228,945
8,696	Sun Communities, Inc.	1,455,884
59,203	UDR, Inc.	2,819,839
		30,762,897
	Retail REITs - 14.5%
10,261	Acadia Realty Trust	222,664
12,167	Agree Realty Corporation (a)	855,097
832	Alexander’s, Inc.	225,605
6,641	Brixmor Property Group, Inc.	150,817
23,182	Federal Realty Investment Trust (a)	2,650,631
44,214	Getty Realty Corporation	1,376,382
82,622	Kimco Realty Corporation (a)	1,760,675
6,785	Kite Realty Group Trust	143,842
30,481	National Retail Properties, Inc.	1,412,794
1,933	Realty Income Corporation (a)	132,217
36,687	Regency Centers Corporation (a)	2,369,980
106,905	Retail Opportunity Investments Corporation	1,909,323
12,272	Retail Properties of America, Inc.	147,878
3,801	Saul Centers, Inc.	168,954
11,237	Simon Property Group, Inc. (a)	1,443,842
73,362	SITE Centers Corporation	1,098,229
26,255	Spirit Realty Capital, Inc. (a)	1,240,811
88,858	Urstadt Biddle Properties, Inc. - Class A (a)	1,624,324
30,540	Weingarten Realty Investors	1,000,796
		19,934,861
	Specialized REITs - 8.4%
6,105	CoreSite Realty Corporation	740,231
8,597	CubeSmart (a)	376,463
13,917	CyrusOne, Inc.	1,026,379
17,482	Digital Realty Trust, Inc.	2,649,572
4,769	Equinix, Inc.	3,513,417

4,565	Extra Space Storage, Inc.	683,883
3,569	Life Storage, Inc.	354,901
6,210	National Storage Affiliates Trust	286,281
4,306	Public Storage	1,216,359
11,881	QTS Realty Trust, Inc. - Class A (a)	753,018
		11,600,504
	TOTAL COMMON STOCKS (Cost $108,687,149)	137,522,818

Principal Amount
SHORT-TERM INVESTMENTS - 0.1%
	Money Market Deposit Account - 0.1%
$198,849	U.S. Bank Money Market Deposit Account, 0.003% (c)	198,849
	TOTAL SHORT-TERM INVESTMENTS (Cost $198,849)	198,849
Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 19.6%
	Private Funds - 19.6%
26,925,280	Mount Vernon Liquid Assets Portfolio, LLC, 0.090% (d) (e)	26,925,280
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost 26,925,280)	26,925,280
	TOTAL INVESTMENTS - 119.5% (Cost $135,811,278)	164,646,947
	Liabilities in Excess of Other Assets - (19.5)%	(26,887,335)
	NET ASSETS - 100.0%	$137,759,612

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is out on loan as of May 31, 2021. Total value of securities out on loan is $26,423,547 or 19.2% of net assets.
(b)	Non-income producing security.
(c)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of May 31, 2021.

(d)	Annualized seven-day yield as of May 31, 2021.
(e)	Privately offered liquidity fund.
REIT -	Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Disclosure at May 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2021:

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$137,522,818	$-	$-	$137,522,818
Short-Term Investments	198,849	-	-	198,849
Investments Purchased with Proceeds from Securities Lending	-	26,925,280	-	26,925,280
Total Investments in Securities	$137,721,667	$26,925,280	$-	$164,646,947

^See Schedule of Investments for sector breakouts.
During the period ended May 31, 2021, the Fund did not recognize any transfers into or out of Level 3.